LEASE LIABILITIES - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance	$ 51,244
Additions	20,868
Disposal	(2,777)
Interest expense	1,901	$ 2,480	$ 3,190
Lease payments	(36,040)	(27,948)	(29,905)
Principal payments	(37,941)
Interest	(1,901)
Acquired on acquisition of subsidiary		90
Effect of foreign currency exchange differences	(24)
Ending balance	33,271	51,244
Property [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance	1,437
Additions	371
Disposal	0
Interest expense	63
Lease payments	(1,029)
Principal payments	(966)
Interest	(63)
Acquired on acquisition of subsidiary		0
Effect of foreign currency exchange differences	(24)
Ending balance	818	1,437
Ships [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance	49,673
Additions	20,254
Disposal	(2,777)
Interest expense	1,835
Lease payments	(36,791)
Principal payments	(34,956)
Interest	(1,835)
Acquired on acquisition of subsidiary		0
Effect of foreign currency exchange differences	0
Ending balance	32,194	49,673
Ship equipment [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance	134
Additions	243
Disposal	0
Interest expense	3
Lease payments	(121)
Principal payments	(118)
Interest	(3)
Acquired on acquisition of subsidiary		90
Effect of foreign currency exchange differences	0
Ending balance	259	134
Restatement [Member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance	51,244	57,946
Additions		21,457
Disposal		(3)
Interest expense		2,517
Lease payments		(30,465)
Transferred to liabilities of a disposal group held for sale (Note 40)		(346)
Effect of foreign currency exchange differences		48
Ending balance	$ 33,271	51,244	57,946
Restatement [Member] | Continue operations [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Principal payments		(26,111)
Interest		(2,480)
Restatement [Member] | Discontinued operations [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Principal payments		(1,837)
Interest		(37)
Restatement [Member] | Property [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance		2,175
Additions		539
Disposal		0
Interest expense		125
Lease payments		(1,104)
Transferred to liabilities of a disposal group held for sale (Note 40)		(346)
Effect of foreign currency exchange differences		48
Ending balance			2,175
Restatement [Member] | Property [member] | Continue operations [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Principal payments		(925)
Interest		(100)
Restatement [Member] | Property [member] | Discontinued operations [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Principal payments		(54)
Interest		(25)
Restatement [Member] | Ships [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance		55,636
Additions		20,833
Disposal		0
Interest expense		2,387
Lease payments		(29,183)
Transferred to liabilities of a disposal group held for sale (Note 40)		0
Effect of foreign currency exchange differences		0
Ending balance			55,636
Restatement [Member] | Ships [member] | Continue operations [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Principal payments		(25,013)
Interest		(2,375)
Restatement [Member] | Ships [member] | Discontinued operations [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Principal payments		(1,783)
Interest		(12)
Restatement [Member] | Ship equipment [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Beginning balance		135
Additions		85
Disposal		(3)
Interest expense		5
Lease payments		(178)
Transferred to liabilities of a disposal group held for sale (Note 40)		0
Effect of foreign currency exchange differences		0
Ending balance			$ 135
Restatement [Member] | Ship equipment [member] | Continue operations [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Lease payments		0
Principal payments		(173)
Interest		(5)
Restatement [Member] | Ship equipment [member] | Discontinued operations [member]
Disclosure Of Detailed Information About Movement In Lease Liabilities [Line Items]
Principal payments		$ 0